SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Balanced Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 61.8%

Consumer Durables - 0.5%
Take-Two Interactive Software, Inc. *	1,765	348,588

Consumer Non-Durables - 0.4%
PepsiCo, Inc.	1,825	283,404

Consumer Services - 1.8%
McDonald’s Corp.	1,450	450,645
Visa, Inc.	2,800	846,272

		1,296,917

Electronic Technology - 19.7%
Apple, Inc.	13,475	3,419,820
Applied Materials, Inc.	1,900	649,401
Arista Networks, Inc. *	3,060	375,707
Broadcom, Inc.	10,850	3,358,183
NVIDIA Corp.	30,900	5,388,960
Palo Alto Networks, Inc. *	4,320	692,582
Vertiv Holdings Co.	1,225	306,961

		14,191,614

Energy Minerals - 0.3%
Shell, PLC, ADR	2,400	223,200

Finance - 4.7%
Ameriprise Financial, Inc.	1,150	511,060
Bank of America Corp.	4,800	234,000
Chubb, Ltd.	1,400	456,302
Goldman Sachs Group, Inc.	1,600	1,353,584
JPMorgan Chase & Co.	2,925	860,418

		3,415,364

Health Services - 0.7%
UnitedHealth Group, Inc.	1,900	514,121

Health Technology - 4.2%
Abbott Laboratories	2,450	251,542
AbbVie, Inc.	1,750	380,608
Boston Scientific Corp. *	2,575	161,581
Eli Lilly & Co.	840	772,607
Intuitive Surgical, Inc. *	1,290	594,677
Merck & Co., Inc.	950	114,275
Stryker Corp.	700	230,013
Thermo Fisher Scientific, Inc.	1,040	511,191

		3,016,494

Industrial Services - 2.0%
Cheniere Energy, Inc.	1,900	539,144
Waste Connections, Inc.	1,500	243,660
Williams Cos., Inc.	8,700	633,186

		1,415,990

Process Industries - 0.8%
Linde, PLC	575	285,062
Sherwin-Williams Co.	1,000	320,550

		605,612

Producer Manufacturing - 4.9%
Axon Enterprise, Inc. *	405	171,999
Eaton Corp., PLC	800	286,136
Emerson Electric Co.	750	98,265
General Dynamics Corp.	700	240,254
Honeywell International, Inc.	1,450	327,744

Name of Issuer	Quantity	Fair Value ($)

Motorola Solutions, Inc.	750	325,478
Northrop Grumman Corp.	375	255,840
Parker-Hannifin Corp.	625	559,525
Safran SA, ADR	7,350	602,921
Siemens AG, ADR	5,175	630,729

		3,498,891

Retail Trade - 5.5%
Amazon.com, Inc. *	9,700	2,020,219
Home Depot, Inc.	1,825	600,224
Netflix, Inc. *	5,900	567,285
TJX Cos., Inc.	5,100	814,470

		4,002,198

Technology Services - 15.1%
Accenture, PLC	2,025	401,537
Alphabet, Inc. - Class A	12,400	3,565,744
Alphabet, Inc. - Class C	3,675	1,054,210
Autodesk, Inc. *	1,275	305,235
Dynatrace, Inc. *	4,250	157,165
Intuit, Inc.	1,200	518,856
Meta Platforms, Inc.	2,115	1,210,055
Microsoft Corp.	7,475	2,767,021
Salesforce, Inc.	3,050	569,344
ServiceNow, Inc. *	2,800	292,740

		10,841,907

Transportation - 0.7%
Union Pacific Corp.	2,050	497,371

Utilities - 0.5%
NextEra Energy, Inc.	4,140	384,523

Total Common Stocks (cost: $16,647,798)		44,536,194

Name of Issuer	Principal Amount ($)	Fair Value ($)

Bonds – 31.5%

Asset-Backed Securities - 1.0%
DTE Electric Securitization Funding II, LLC 6.09%, 9/1/37	100,000	107,384
Duke Energy Florida, LLC 2.86%, 3/1/33	120,000	109,853
Duke Energy Progress SC Storm Funding, LLC 5.40%, 3/1/44	70,119	71,823
Evergy Missouri West Storm Funding I, LLC 5.10%, 12/1/38	91,626	93,514
RCKT Mortgage Trust 2025-CES1 A1A, 5.65%, 1/25/45 [4,14]	351,711	353,425
Small Business Administration 2008-20A 1, 5.17%, 1/1/28	3,882	3,900

		739,899

Collateralized Mortgage Obligations - 6.3%
Chase Home Lending Mortgage Trust:
2026-1 A5A, 5.00%, 11/25/56 [1,4]	200,000	192,264
2024-9 A4, 5.50%, 9/25/55 [1,4]	57,487	57,522

MARCH 31, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

2023-1 A2, 6.00%, 6/25/54 [1,4]	105,116	105,830
2025-1 A4, 6.00%, 11/25/55 [1,4]	175,507	176,330

Chase Home Lending Mortgage Trust Series:
2024-1 A8A, 6.00%, 1/25/55 [1,4]	200,000	200,663
2024-2 A8A, 6.00%, 2/25/55 [1,4]	200,000	200,698
2024-3 A8, 6.00%, 2/25/55 [1,4]	100,000	100,353
2024-4 A8, 6.00%, 3/25/55 [1,4]	200,000	202,320
2025-2 A8, 6.00%, 12/25/55 [1,4]	250,000	249,646

Fannie Mae:
2017-84 JP, 2.75%, 10/25/47	14,576	12,819
2004-T1 1A1, 6.00%, 1/25/44	9,701	10,018
1999-17 C, 6.35%, 4/25/29	1,466	1,480
2009-30 AG, 6.50%, 5/25/39	16,734	17,714
2004-W9 2A1, 6.50%, 2/25/44	17,483	17,883
2004-T3 1A3, 7.00%, 2/25/44	3,742	3,832

Freddie Mac:
5280 A, 3.50%, 1/25/50	113,485	107,467
4812 CZ, 4.00%, 5/15/48	124,907	117,743
4293 BA, 5.15%, 10/15/47 [1]	4,968	5,063
2122 ZE, 6.00%, 2/15/29	9,572	9,739
2126 C, 6.00%, 2/15/29	5,795	5,884
2480 Z, 6.00%, 8/15/32	9,779	10,054
2485 WG, 6.00%, 8/15/32	11,434	11,839
2357 ZJ, 6.50%, 9/15/31	10,166	10,459
4520 HM, 6.50%, 8/15/45	9,456	10,276
3704 CT, 7.00%, 12/15/36	4,968	5,271

Government National Mortgage Association:
2021-86 WB, 4.73%, 5/20/51 [1]	114,320	109,686
2021-104 HT, 5.50%, 6/20/51	148,994	152,153
2021-27 AW, 5.92%, 2/20/51 [1]	155,211	158,540
2015-80 BA, 7.00%, 6/20/45 [1]	2,519	2,666
2018-147 AM, 7.00%, 10/20/48	18,195	19,017
2005-74 HA, 7.50%, 9/16/35	34	34

JP Morgan Mortgage Trust:
2021-6 A4, 2.50%, 10/25/51 [1,4]	230,249	207,913
2021-13 A4, 2.50%, 4/25/52 [1,4]	202,093	181,893
2021-6 A12, 5.00%, 10/25/51 [1,4]	238,601	232,405
2023-6 A2, 6.00%, 12/26/53 [1,4]	89,806	90,417
2023-10 A8, 6.00%, 5/25/54 [1,4]	150,000	149,991
2024-1 A8, 6.00%, 6/25/54 [1,4]	200,000	199,681
2024-2 A8A, 6.00%, 8/25/54 [1,4]	55,611	55,497
2024-4 A8A, 6.00%, 10/25/54 [1,4]	200,000	199,889
2024-5 A8, 6.00%, 11/25/54 [1,4]	200,000	199,953
2025-1 A8, 6.00%, 6/25/55 [1,4]	250,000	249,827

New Residential Mortgage Loan Trust:
2018-3A A1, 4.50%, 5/25/58 [1,4]	23,309	22,698
Sequoia Mortgage Trust:
2020-4 A5, 2.50%, 11/25/50 [1,4]	31,590	29,295
2026-4 A7, 5.50%, 3/25/56 [1,4]	150,000	148,962
2025-1 A4, 6.00%, 1/25/55 [1,4]	143,550	144,122
2025-3 A16, 6.00%, 4/25/55 [1,4]	150,000	150,513

Wells Fargo Mortgaged Backed Securities Trust:
2020-5 A3, 2.50%, 9/25/50 [1,4]	24,934	22,983

		4,571,302

Corporate Bonds - 5.7%
Assurant, Inc., 5.55%, 2/15/36	150,000	149,877

Name of Issuer	Principal Amount ($)	Fair Value ($)

BOKF NA (Subordinated), 6.11%, 11/6/40	250,000	253,343
Booz Allen Hamilton, Inc., 5.95%, 4/15/35	250,000	252,200
CenterPoint Energy Houston Electric, LLC, 4.85%, 4/1/36	175,000	171,435
Charles Stark Draper Lab., Inc., 4.39%, 9/1/48	100,000	84,734
CVS Pass-Through Trust:
4.16%, 8/11/36 [4]	146,602	137,116
6.94%, 1/10/30	59,506	61,263
Entergy Corp. (Subordinated), 6.10%, 6/15/56	125,000	123,341
Entergy Louisiana, LLC, 5.80%, 3/15/55	125,000	122,813
Equifax, Inc., 7.00%, 7/1/37	200,000	220,981
Exelon Corp. (Subordinated), 6.50%, 3/15/55	150,000	152,946
Fifth Third Bank NA (Subordinated), 5.33%, 8/25/33	250,000	250,342
First Citizens BancShares, Inc. (Subordinated), 6.25%, 3/12/40	200,000	195,497
Halliburton Co., 7.60%, 8/15/96 [4]	75,000	85,057
JPMorgan Chase & Co. (Subordinated), 5.58%, 7/23/36	125,000	127,123
L3Harris Technologies, Inc., 5.50%, 8/15/54	50,000	47,957
Morgan Stanley, 5.07%, 1/30/37	125,000	122,596
Morgan Stanley (Subordinated), 5.31%, 1/18/41	150,000	144,879
Pinnacle Financial Partners, Inc., 6.17%, 11/1/30	125,000	127,422
Regions Financial Corp. (Subordinated), 7.38%, 12/10/37	200,000	226,326
South State Bank NA (Subordinated), 8.38%, 8/15/34	100,000	105,750
Southern Co. (Subordinated), 6.00%, 4/1/58	50,000	50,254
SouthState Bank Corp. (Subordinated), 7.00%, 6/13/35	150,000	156,608
Union Electric Co., 4.00%, 4/1/48	275,000	212,686
Unum Group, 5.25%, 12/15/35	50,000	48,945
US Bancorp (Subordinated), 4.97%, 7/22/33	100,000	98,910
Western Alliance Bank (Subordinated), 6.54%, 11/15/35	100,000	97,943
Wynnton Funding Trust, 5.25%, 8/15/35 [4]	250,000	246,438

		4,074,782

Federal Home Loan Mortgage Corporation - 1.3%
4.00%, 1/1/53	227,230	214,786
4.00%, 11/1/54	232,695	219,505
4.00%, 3/1/55	249,383	235,247
4.50%, 4/1/55	237,816	229,613

		899,151

Federal National Mortgage Association - 5.2%
4.00%, 9/1/53	244,050	230,520
4.00%, 4/1/54	158,403	149,424
4.00%, 5/1/54	267,012	251,878
4.00%, 9/1/54	160,612	151,509
4.00%, 11/1/54	233,967	220,705
4.00%, 4/1/55	477,308	450,251
4.00%, 5/1/55	549,844	518,675
4.50%, 7/1/52	268,198	259,943
4.50%, 9/1/52	266,920	258,731
4.50%, 6/1/53	206,953	200,401
4.50%, 7/1/53	228,832	221,151
4.50%, 6/1/54	239,786	231,516
4.50%, 11/1/54	553,122	534,043
4.50%, 10/1/55	73,620	71,081

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Balanced Fund (Continued)

Name of Issuer	Principal Amount ($)	Fair Value ($)

6.50%, 9/1/27	3,385	3,498

		3,753,326

Government National Mortgage Association - 0.7%
3.50%, 2/20/52	210,261	194,568
4.00%, 9/20/52	188,867	174,597
4.50%, 8/20/64	124,653	119,773
6.50%, 11/20/38	7,640	7,860
7.00%, 11/20/27	978	1,007
7.00%, 9/20/29	5,804	5,976
7.00%, 9/20/38	4,001	4,164
7.50%, 4/20/32	3,267	3,313

		511,258

Taxable Municipal Securities - 5.3%
City of Colorado Springs Co. Utilities System Rev., 6.62%, 11/15/40	250,000	279,380
City of New York G.O., 5.99%, 12/1/36	370,329	383,141
City of Oak Creek G.O., 2.40%, 10/1/29	295,000	283,391
Colorado Edu. & Cultural Fac. Auth., 3.97%, 3/1/56	205,000	155,847
County of Vermillion Rev., 4.90%, 8/1/32	250,000	253,459
Dallas County Hospital Dist. G.O., 5.62%, 8/15/44	200,000	195,995
Downtown Dallas Dev. Auth., 6.21%, 8/15/36	240,000	240,232
ID Hsg. & Fin. Association Rev.:
5.18%, 5/1/28	90,000	89,683
5.23%, 5/1/28	110,000	109,612
IN Hsg. & Community Dev. Auth. Rev., 5.75%, 7/1/54	260,000	267,400
LaGrange Co. Regional Utility Dist., 2.98%, 1/1/40	230,000	190,676
Maricopa Co. Indus. Dev. Auth., 3.50%, 7/1/44 [4]	100,000	78,231
Massachusetts Edu. Auth., 4.95%, 7/1/38	155,000	149,717
MN Hsg. Fin. Agy., 2.31%, 1/1/27	135,000	133,563
NE Investment Fin. Auth. Rev., 6.00%, 9/1/31	115,000	121,231
Public Fin. Auth., 4.23%, 7/1/32	105,000	103,097
Texas Children’s Hospital, 3.37%, 10/1/29 [17]	90,000	88,399
TX Dept. of Hsg. & Community Affairs Rev., 6.25%, 9/1/53	195,000	204,555
Utah Charter Sch. Fin. Auth., 2.40%, 10/15/27	205,000	199,342
WV Hsg. Dev. Fund Rev., 5.45%, 5/1/34	250,000	258,561

		3,785,512

Name of Issuer	Principal Amount ($)	Fair Value ($)

U.S. Treasury / Federal Agency Securities - 6.0%

U.S. Treasury - 6.0%
U.S. Treasury Bonds:
4.63%, 5/15/54	225,000	215,095
4.63%, 2/15/55	575,000	549,911
4.75%, 11/15/53	1,150,000	1,120,890
4.75%, 2/15/56	150,000	146,672
U.S. Treasury Notes:
3.50%, 2/28/31	1,000,000	980,703
4.00%, 5/31/30	200,000	200,703
4.00%, 7/31/32	250,000	248,838
4.00%, 11/15/35	600,000	585,750
4.25%, 8/15/35	200,000	199,407
4.50%, 11/15/33	100,000	102,117

		4,350,086

Total Bonds (cost $23,145,617)		22,685,316

Name of Issuer	Quantity	Fair Value ($)

Investment Companies 3.9%
Angel Oak Financial Strategies Income Trust	28,182	359,320
BlackRock Core Bond Trust	29,126	266,794
BlackRock Income Trust, Inc.	8,379	88,566
BlackRock Taxable Municipal Bond Trust	25,733	416,103
DoubleLine Opportunistic Credit Fund	4,400	64,240
DWS Municipal Income Trust	24,300	221,130
First Trust Mortgage Income Fund	11,200	131,824
John Hancock Income Securities Trust	5,900	64,546
MFS Government Markets Income Trust	3,500	10,290
MFS Intermediate Income Trust	91,833	230,501
Nuveen Multi-Market Income Fund	22,553	132,837
Nuveen Taxable Municipal Income Fund	11,667	182,705
Putnam Master Intermediate Income Trust	66,500	217,455
Putnam Premier Income Trust	77,203	274,071
TCW Strategic Income Fund, Inc.	40,731	182,884

Total Investment Companies (cost: $2,900,412)		2,843,266

Short-Term Securities - 2.4%
Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost $1,705,705)	1,705,705	1,705,705

Total Investments in Securities - 99.6% (cost $44,399,532)		71,770,481

Other Assets and Liabilities, net - 0.4%		291,545

Net Assets - 100.0%		$72,062,026

MARCH 31, 2026	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Sit Balanced Fund (Continued)

*	Non-income producing security.
1

Variable rate security. Rate disclosed is as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of March 31, 2026 was $4,671,932 and represented 6.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of March 31, 2026.
17

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2026 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	44,536,194	—	—	44,536,194
Asset-Backed Securities	—	739,899	—	739,899
Collateralized Mortgage Obligations	—	4,571,302	—	4,571,302
Corporate Bonds	—	4,074,782	—	4,074,782
Federal Home Loan Mortgage Corporation	—	899,151	—	899,151
Federal National Mortgage Association	—	3,753,326	—	3,753,326
Government National Mortgage Association	—	511,258	—	511,258
Taxable Municipal Securities	—	3,785,512	—	3,785,512
U.S. Treasury / Federal Agency Securities	—	4,350,086	—	4,350,086
Investment Companies	2,843,266	—	—	2,843,266
Short-Term Securities	1,705,705	—	—	1,705,705
Total:	49,085,165	22,685,316	—	71,770,481

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

4